Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Principal Terms of Preference Shares and Common Shares
The following table provides a summary of the principal terms of BCE’s First Preferred Shares as at December 31, 2020. There were no Second Preferred Shares issued and outstanding at December 31, 2020. BCE’s articles of amalgamation, as amended, describe the terms and conditions of these shares in detail.

	ANNUAL DIVIDEND RATE					NUMBER OF SHARES		STATED CAPITAL
SERIES		CONVERTIBLE INTO	CONVERSION DATE	REDEMPTION DATE	REDEMPTION PRICE	AUTHORIZED	ISSUED AND OUTSTANDING	DECEMBER 31, 2020	DECEMBER 31, 2019
Q	floating	Series R	December 1, 2030		$25.50	8,000,000	—	—	—
R(1)	3.018%	Series Q	December 1, 2025	December 1, 2025	$25.00	8,000,000	7,998,900	200	200
S	floating	Series T	November 1, 2021	At any time	$25.50	8,000,000	3,511,848	88	88
T(1)	3.019%	Series S	November 1, 2021	November 1, 2021	$25.00	8,000,000	4,486,552	112	112
Y	floating	Series Z	December 1, 2022	At any time	$25.50	10,000,000	8,079,291	202	202
Z(1)	3.904%	Series Y	December 1, 2022	December 1, 2022	$25.00	10,000,000	1,918,509	48	48
AA(1)	3.61%	Series AB	September 1, 2022	September 1, 2022	$25.00	20,000,000	11,397,196	291	291
AB	floating	Series AA	September 1, 2022	At any time	$25.50	20,000,000	8,599,204	219	219
AC(1)	4.38%	Series AD	March 1, 2023	March 1, 2023	$25.00	20,000,000	10,027,991	256	256
AD	floating	Series AC	March 1, 2023	At any time	$25.50	20,000,000	9,963,209	254	254
AE	floating	Series AF	February 1, 2025	At any time	$25.50	24,000,000	6,512,913	163	232
AF(1)	3.865%	Series AE	February 1, 2025	February 1, 2025	$25.00	24,000,000	9,481,487	237	168
AG(1)	2.80%	Series AH	May 1, 2021	May 1, 2021	$25.00	22,000,000	4,984,851	125	125
AH	floating	Series AG	May 1, 2021	At any time	$25.50	22,000,000	9,012,249	225	225
AI(1)	2.75%	Series AJ	August 1, 2021	August 1, 2021	$25.00	22,000,000	5,949,884	149	149
AJ	floating	Series AI	August 1, 2021	At any time	$25.50	22,000,000	8,050,116	201	201
AK(1)	2.954%	Series AL	December 31, 2021	December 31, 2021	$25.00	25,000,000	22,735,621	568	569
AL(2)	floating	Series AK	December 31, 2021	At any time		25,000,000	2,254,079	56	56
AM(1)	2.764%	Series AN	March 31, 2021	March 31, 2021	$25.00	30,000,000	9,542,615	218	218
AN(2)	floating	Series AM	March 31, 2021	At any time		30,000,000	1,952,085	45	45
AO(1)	4.26%	Series AP	March 31, 2022	March 31, 2022	$25.00	30,000,000	4,600,000	118	118
AP(3)	floating	Series AO	March 31, 2027			30,000,000	—	—	—
AQ(1)	4.812%	Series AR	September 30, 2023	September 30, 2023	$25.00	30,000,000	9,200,000	228	228
AR(3)	floating	Series AQ	September 30, 2028			30,000,000	—	—	—
								4,003	4,004
(1)BCE may redeem each of these series of First Preferred Shares on the applicable redemption date and every five years after that date.
(2)BCE may redeem Series AL and AN First Preferred Shares at $25.00 per share on December 31, 2021 and March 31, 2021, respectively, and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AL or AN First Preferred Shares at $25.50 per share on any date which is not a Series conversion date for the applicable series of First Preferred Shares.
(3)If Series AP or AR First Preferred Shares are issued on March 31, 2022 and September 30, 2023, respectively, BCE may redeem such shares at $25.00 per share on March 31, 2027 and September 30, 2028, respectively, and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AP or AR First Preferred Shares at $25.50 per share on any date which is not a Series conversion date for the applicable series of First Preferred Shares.
The following table provides details about the outstanding common shares of BCE.

		2020		2019
	NOTE	NUMBER OF SHARES	STATED CAPITAL	NUMBER OF SHARES	STATED CAPITAL
Outstanding, January 1		903,908,182	20,363	898,200,415	20,036
Shares issued under employee stock option plan	30	506,828	27	4,459,559	251
Shares issued under ESP		—	—	1,231,479	75
Shares issued under DSP		—	—	16,729	1
Outstanding, December 31		904,415,010	20,390	903,908,182	20,363